SUBORDINATED DEBENTURES - Schedule of Terms of Subordinated Debentures (Details) - Subordinated debentures	Dec. 31, 2017 USD ($)
Trust II Debentures
Debt Instrument [Line Items]
Original amount	$ 3,093,000
Trust III Debentures
Debt Instrument [Line Items]
Original amount	2,062,000
DCB Trust I Debentures
Debt Instrument [Line Items]
Original amount	$ 5,155,000